UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     February 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $262,706 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      670      204 SH       SOLE                        0        0      204
EATON VANCE FLTING RATE INC    COM              278279104      146    10337 SH       SOLE                        0        0    10337
EXXON MOBIL CORP               COM              30231G102      243     3558 SH       SOLE                        0        0     3558
ISHARES TR                     S&P DEV EX-US    464288422     3226   105116 SH       SOLE                        0        0   105116
ISHARES TR                     MSCI VAL IDX     464288877      206     4095 SH       SOLE                        0        0     4095
ISHARES TR                     RSSL MCRCP IDX   464288869     8519   218272 SH       SOLE                        0        0   218272
ISHARES TR INDEX               RUSSELL 3000     464287689      528     8092 SH       SOLE                        0        0     8092
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     9594    92344 SH       SOLE                        0        0    92344
ISHARES TR INDEX               DJ US REAL EST   464287739     7456   162371 SH       SOLE                        0        0   162371
ISHARES TR INDEX               MSCI EAFE IDX    464287465    23784   430252 SH       SOLE                        0        0   430252
ISHARES TR INDEX               MSCI EMERG MKT   464287234     6495   156514 SH       SOLE                        0        0   156514
ISHARES TR INDEX               RUSSELL 1000     464287622    37590   613108 SH       SOLE                        0        0   613108
ISHARES TR INDEX               S&P 500 INDEX    464287200    56381   504259 SH       SOLE                        0        0   504259
ISHARES TR INDEX               RUSSELL 2000     464287655     9070   145252 SH       SOLE                        0        0   145252
ISHARES TR INDEX               S&P EURO PLUS    464287861      242     6215 SH       SOLE                        0        0     6215
ISHARES TR INDEX               RUSSELL1000VAL   464287598      225     3913 SH       SOLE                        0        0     3913
MIDCAP SPDR TR                 UNIT SER 1       595635103      258     1962 SH       SOLE                        0        0     1962
PUBLIC STORAGE                 COM              74460D109      208     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      309     3874 SH       SOLE                        0        0     3874
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      201     7937 SH       SOLE                        0        0     7937
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    17828   510983 SH       SOLE                        0        0   510983
SPDR TR                        UNIT SER 1       78462F103     1893    16982 SH       SOLE                        0        0    16982
UNION PAC CORP                 COM              907818108     1209    18922 SH       SOLE                        0        0    18922
VANGUARD INDEX FDS             VALUE ETF        922908744      292     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    28341   633457 SH       SOLE                        0        0   633457
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     7504   183028 SH       SOLE                        0        0   183028
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    40288  1178003 SH       SOLE                        0        0  1178003